Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Net income (loss)	$ 588,744	$ (1,809,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses on accounts receivable, other current assets, and advances to suppliers:	1,697,478	973,909
Provision for obsolete inventories	10,736	8,458
Depreciation	1,129,724	1,510,586
Amortization of intangible assets and other asset	66,382
Amortization of convertible note discount	96,979
Stock-based payments for consulting services	136,000	32,603
Stock-based compensation to employees		1,360,000
Loss on sale of property and equipment		46,716
Loss on dissolution of a subsidiary	83,590
(Income) loss on long-term investments	(70,968)	23,597
Exchange difference	(405,086)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(523,008)	2,167,863
Decrease in accounts receivable - related parties	375,384	35,420
Increase in inventories	(1,850,538)	(5,662,408)
Decrease in other non-current assets	435,384	469,271
Decrease (increase) in other current assets and prepaid expenses	642,965	(52,530)
(Increase) decrease in advances to suppliers	(3,870,028)	75,810
Decrease in other payables and accrued expenses	(673,810)	(69,239)
Increase in advances from customers	717,987	141,601
Decrease in advances from customers - related parties	(53,510)	(1,869)
Decrease in amounts due to related parties	(1,393,175)
Increase (decrease) in accounts payable	291,561	(200,632)
Increase in payroll payable and benefits	35,208	253,721
Decrease in lease liability		(3,022)
Increase in income tax payable		28,904
Net cash used in operating activities	(2,532,001)	(670,271)
INVESTING ACTIVITIES
Proceeds from sales of property and equipment		237,635
Purchases of property and equipment	(776,838)	(564,311)
Consideration paid for acquisition		(21,394)
Net cash used in investing activities	(776,838)	(348,070)
FINANCING ACTIVITIES
Borrowings from related parties		433,173
Repayment of short-term bank loans	(388,690)	(86,779)
Issued common stock	2,887,990
Net cash provided by financing activities	2,499,300	346,394
Effect of exchange rate changes on cash and cash equivalents	(11,016)	110,570
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(820,555)	(561,377)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	1,300,855	1,023,240
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	480,300	461,863
Cash paid during the year
Income taxes	10,876	34,513
Interest	233,330
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents from continuing operations	480,300	460,147
Cash and cash equivalents from discontinued operations		1,716
Total cash, cash equivalents, and restricted cash	$ 480,300	$ 461,863